Noninterest Expense (Tables)	3 Months Ended
Mar. 31, 2011
Noninterest expense [Abstract]
Noninterest Expense

	Three months ended March 31,
(in millions)	2011	2010

Compensation expense	$8,263	$7,276
Noncompensation expense:
Occupancy expense	978	869
Technology, communications and equipment expense	1,200	1,137
Professional and outside services	1,735	1,575
Marketing	659	583
Other expense(a)(b)	2,943	4,441
Amortization of intangibles	217	243

Total noncompensation expense	7,732	8,848

Total noninterest expense	$15,995	$16,124

(a)	The three months ended March 31, 2011 and 2010, included litigation expense of $1.1 billion and $2.9 billion, respectively.

(b)	The three months ended March 31, 2011 and 2010, included foreclosed property expense of $210 million and $303 million, respectively.